Victory CEMP Long/Short Strategy Fund
Victory CEMP Long/Short Strategy Fund
Investment Objective
The Fund's objective is capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 33 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Long/Short Strategy Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page of the Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Long/Short Strategy Fund		Class A	Class C	Class I
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.80%	1.31%	0.66%
Total Annual Fund Operating Expenses		2.20%	3.46%	1.81%
Fee Waivers and Expense Reimbursement	[1]	(0.75%)	(1.26%)	(0.61%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.45%	2.20%	1.20%
[1]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 2.20%, and 1.20% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Long/Short Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,156	1,622	2,908
Class C	323	945	1,690	3,655
Class I	122	510	923	2,076

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Long/Short Strategy Fund | Class C | USD ($)	223	945	1,690	3,655

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by primarily investing long or short in a portfolio of equity securities of U.S. companies. The Fund defines equity securities to include common stock, futures on common stock or stock indices, options on common stock, and investment companies or other entities, including limited partnerships and limited liability companies ("Underlying Funds"), that invest primarily in equity securities.

The Fund's Adviser uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets. The Adviser uses the model to attempt to achieve a lower correlation and volatility to the broader equity markets compared to traditional long-only strategies. The Adviser seeks to achieve a significant portion of the upside when equity markets are rising and not participate fully when equity markets decline.

The Fund will take a short position in a security or an index using one of the following investment techniques:

  selling the security or index short on the open market,
  entering into a short futures contract buying a put option on a security, index or futures contract, selling a call option on a security, index or futures contract, or entering into a derivatives contract that provides the economic equivalent of a short sale.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.
  Futures Contracts Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Leverage Risk. Using derivatives to increase the Fund's long exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date the Fund sells the short position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.
  Underlying Funds Risk. An Underlying Fund may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were:

Highest	5.67% (quarter ended March 31, 2013)
Lowest	-3.32% (quarter ended September 30, 2015)

  The year-to-date total return of the Fund's Class A shares as of September 30, 2016 was 4.62%.

Average Annual Total Returns (For the periods ended 12/31/15)
Average Annual Returns - Victory CEMP Long/Short Strategy Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A		(7.25%)	1.57%		Nov. 19, 2012
Class C		(3.17%)	2.65%		Nov. 19, 2012
Class I		(1.19%)	3.85%		Nov. 19, 2012
After Taxes on Distributions | Class A		(8.68%)	1.03%
After Taxes on Distributions and Sale of Fund Shares | Class A		(3.85%)	1.01%
S&P 500 Index reflects no deduction for fees, expenses or taxes.	[1]	1.38%	15.67%	[2]	Nov. 30, 2012
[1]	The Fund has selected the S&P 500 Index in replacement of the Barclay Equity Long/Short Index because the portfolio manager believes the S&P 500 Index is a more appropriate index for comparative purposes given the Fund's investment objective.
[2]	The performance of the S&P Index 500 is from November 30, 2012 to December 31, 2015.